Share-Based Compensation (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of fair value of options under black-scholes [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility of the share prices (%)		77.75%
Risk-free interest rate (%)		2.14%
Expected life of share options (years)	10 years	10 years
Bottom of range [member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	84.54%
Risk-free interest rate (%)	0.75%
Top of range [member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	87.53%
Risk-free interest rate (%)	1.85%